UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2018 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.4%
	Aerospace & Defense—1.0%
$5,750	TransDigm, Inc., 6.50%, 5/15/25	$5,847,175
1,080	Triumph Group, Inc., 7.75%, 8/15/25	1,090,800

		6,937,975

	Auto Manufacturers—0.7%
4,685	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	4,860,687

	Building Materials—0.6%
4,335	U.S. Concrete, Inc., 6.375%, 6/1/24	4,427,119

	Chemicals—3.1%
5,500	Chemours Co., 6.625%, 5/15/23	5,783,415
3,640	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	3,767,400
2,890	Olin Corp., 5.00%, 2/1/30	2,723,969
4,330	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	4,449,075
810	Tronox Finance PLC, 5.75%, 10/1/25 (a)(b)	787,725
4,180	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	4,132,975

		21,644,559

	Commercial Services—0.4%
5,974	Cenveo Corp., 6.00%, 5/15/24, (a)(b)(c)(h) (acquisition cost-$8,347,108; purchased 3/22/12)	328,570
2,500	United Rentals North America, Inc., 5.50%, 7/15/25	2,540,625

		2,869,195

	Computers—1.4%
3,946	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	4,143,550
5,650	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,664,125

		9,807,675

	Distribution/Wholesale—0.6%
4,110	H&E Equipment Services, Inc., 5.625%, 9/1/25	4,074,038

	Diversified Financial Services—3.4%
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	5,785,375
5,370	12.75%, 5/1/20 (a)(b)	3,248,850
	Nationstar Mortgage LLC,
2,000	7.875%, 10/1/20	2,033,000
4,250	9.625%, 5/1/19	4,314,812
1,200	Navient Corp., 7.25%, 9/25/23	1,269,000
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,222,513
2,730	Travelport Corporate Finance PLC, 6.00%, 3/15/26 (a)(b)	2,750,475

		23,624,025

	Electric Utilities—0.6%
4,265	NRG Energy, Inc., 6.25%, 5/1/24	4,424,937

	Engineering & Construction—0.8%
2,165	AECOM, 5.125%, 3/15/27	2,013,450
3,900	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	3,937,830

		5,951,280

	Entertainment—1.0%
3,810	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	3,693,795
3,045	Cedar Fair L.P., 5.375%, 6/1/24	3,067,837

		6,761,632

	Healthcare-Services—2.4%
1,880	Centene Escrow I Corp., 5.375%, 6/1/26 (a)(b)	1,903,500
2,165	Community Health Systems, Inc., 6.25%, 3/31/23	2,029,688
4,125	DaVita, Inc., 5.125%, 7/15/24	4,029,609
2,950	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	3,127,590
2,950	HCA, Inc., 7.50%, 2/15/22	3,222,875
2,750	Tenet Healthcare Corp., 7.00%, 8/1/25 (a)(b)	2,743,125

		17,056,387

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Home Builders—0.5%
$3,365	Beazer Homes USA, Inc., 8.75%, 3/15/22	$3,608,963

	Internet—0.3%
2,200	Netflix, Inc., 5.875%, 2/15/25	2,268,970

	Iron/Steel—0.7%
	AK Steel Corp.,
1,550	7.00%, 3/15/27	1,488,000
1,005	7.50%, 7/15/23	1,061,531
2,165	United States Steel Corp., 6.875%, 8/15/25	2,224,971

		4,774,502

	Lodging—0.3%
2,165	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,127,113

	Machinery-Construction & Mining—0.5%
3,585	Terex Corp., 5.625%, 2/1/25 (a)(b)	3,562,594

	Media—2.1%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	5,953,725
2,850	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	2,700,375
3,589	LiveStyle, Inc., 9.625%, 2/1/19 (a)(b)(c)(f)(h)(j) (acquisition cost -$3,749,795; purchased 5/7/14-2/26/15)	72
5,512	McClatchy Co., 9.00%, 12/15/22	5,746,260

		14,400,432

	Metal Fabricate/Hardware—0.4%
2,920	Park-Ohio Industries, Inc., 6.625%, 4/15/27	3,014,900

	Mining—1.9%
3,900	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	4,221,750
3,365	Constellium NV, 6.625%, 3/1/25 (a)(b)	3,360,794
2,135	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	2,252,425
3,050	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	3,370,250

		13,205,219

	Miscellaneous Manufacturing—0.3%
2,255	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	2,291,644

	Oil, Gas & Consumable Fuels—3.3%
2,300	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,274,125
1,420	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,444,850
	Ensco PLC,
450	5.20%, 3/15/25	378,563
2,400	7.75%, 2/1/26	2,295,000
6,180	EP Energy LLC, 9.375%, 5/1/20	6,056,400
2,165	NGL Energy Partners L.P., 7.50%, 11/1/23	2,216,419
740	Noble Holding International Ltd., 7.75%, 1/15/24	697,450
3,745	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,810,537
3,470	Sanchez Energy Corp., 6.125%, 1/15/23	2,298,875
1,280	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	1,300,800
630	Weatherford International Ltd., 8.25%, 6/15/23	612,675

		23,385,694

	Pharmaceuticals—1.3%
1,755	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,311,862
4,425	Horizon Pharma, Inc., 6.625%, 5/1/23	4,469,250
3,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	3,067,500

		8,848,612

	Pipelines—0.4%
2,715	Energy Transfer Equity L.P., 5.50%, 6/1/27	2,759,119

	Real Estate—1.1%
3,500	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,456,250
4,090	Uniti Group L.P., 8.25%, 10/15/23	4,006,973

		7,463,223

	Retail—1.4%
4,370	Conn’s, Inc., 7.25%, 7/15/22	4,315,375
1,170	L Brands, Inc., 6.875%, 11/1/35	1,069,087
5,785	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	4,165,200

		9,549,662

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Semiconductors—1.0%
$4,090	Advanced Micro Devices, Inc., 7.00%, 7/1/24	$4,325,175
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,947,162

		7,272,337

	Software—0.7%
3,850	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	3,955,875
1,135	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	1,157,700

		5,113,575

	Telecommunications—4.6%
865	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y	890,950
3,125	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	2,812,500
7,130	Consolidated Communications, Inc., 6.50%, 10/1/22	6,666,550
4,045	Frontier Communications Corp., 10.50%, 9/15/22	3,660,725
2,050	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)	2,060,250
	Hughes Satellite Systems Corp.,
1,130	6.625%, 8/1/26	1,101,750
3,500	7.625%, 6/15/21	3,745,000
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	6,556,962
1,425	Sprint Corp., 7.625%, 3/1/26	1,467,750
6,283	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)	3,675,555

		32,637,992

	Transportation—0.6%
3,920	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	4,028,780

	Total Corporate Bonds & Notes (cost-$281,057,763)	262,752,840

CONVERTIBLE BONDS & NOTES—30.9%
	Apparel & Textiles—1.2%
11,020	Iconix Brand Group, Inc., 5.75%, 8/15/23	8,126,324

	Auto Components—1.0%
8,945	Horizon Global Corp., 2.75%, 7/1/22	6,949,147

	Auto Manufacturers—1.3%
4,675	Navistar International Corp., 4.75%, 4/15/19	4,838,550
	Tesla, Inc.,
1,785	0.25%, 3/1/19	1,806,716
2,150	1.25%, 3/1/21	2,171,139

		8,816,405

	Biotechnology—1.1%
1,505	Exact Sciences Corp., 1.00%, 1/15/25	1,601,405
7,260	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	6,016,536

		7,617,941

	Building Materials—0.5%
3,225	Cemex S.A.B de C.V., 3.72%, 3/15/20	3,211,174

	Commercial Services—1.1%
7,960	Huron Consulting Group, Inc., 1.25%, 10/1/19	7,609,259

	Distribution/Wholesale—0.7%
4,975	Titan Machinery, Inc., 3.75%, 5/1/19	4,937,548

	Diversified Financial Services—2.3%
7,030	Encore Capital Group, Inc., 3.00%, 7/1/20	7,393,079
9,160	PRA Group, Inc., 3.00%, 8/1/20	8,936,963

		16,330,042

	Electric Utilities—1.0%
6,905	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	6,874,673

	Electrical Equipment—1.1%
	SunPower Corp.,
2,365	0.875%, 6/1/21	1,882,644
7,095	4.00%, 1/15/23	5,953,195

		7,835,839

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Electronics—0.8%
$5,955	OSI Systems, Inc., 1.25%, 9/1/22	$5,517,319

	Energy-Alternate Sources—2.4%
5,160	Pattern Energy Group, Inc., 4.00%, 7/15/20	5,191,074
12,690	Tesla Energy Operations, Inc., 1.625%, 11/1/19	11,752,729

		16,943,803

	Equity Real Estate Investment Trusts (REITs)—1.3%
3,025	Two Harbors Investment Corp., 6.25%, 1/15/22	3,126,338
5,810	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	5,895,122

		9,021,460

	Healthcare/Healthcare Distributors—0.9%
8,615	Aceto Corp., 2.00%, 11/1/20	6,286,486

	Insurance—2.5%
9,260	AmTrust Financial Services, Inc., 2.75%, 12/15/44	8,492,892
8,605	AXA S.A., 7.25%, 5/15/21 (a)(b)	9,319,215

		17,812,107

	Iron/Steel—0.1%
690	AK Steel Corp., 5.00%, 11/15/19	806,745

	Oil, Gas & Consumable Fuels—1.5%
2,150	Green Plains, Inc., 4.125%, 9/1/22	2,271,957
1,720	Nabors Industries, Inc., 0.75%, 1/15/24	1,363,470
7,525	Whiting Petroleum Corp., 1.25%, 4/1/20	7,151,120

		10,786,547

	Pharmaceuticals—1.7%
9,210	Dermira, Inc., 3.00%, 5/15/22	7,320,081
2,460	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,319,556
2,585	Jazz Investments I Ltd., 1.50%, 8/15/24 (a)(b)	2,651,698

		12,291,335

	Pipelines—2.1%
18,700	Cheniere Energy, Inc., 4.25%, 3/15/45	14,956,241

	Retail—1.2%
7,860	RH, zero coupon, 6/15/19 (a)(b)	8,211,562

	Semiconductors—0.4%
2,970	Veeco Instruments, Inc., 2.70%, 1/15/23	2,670,386

	Software—1.9%
11,915	Avid Technology, Inc., 2.00%, 6/15/20	10,425,625
3,015	Synchronoss Technologies, Inc., 0.75%, 8/15/19	2,831,884

		13,257,509

	Tobacco—1.5%
	Vector Group Ltd. (g),
4,335	3 mo. Cash Dividends on Common Stock + 1.75%, 1.75%, 4/15/20	4,574,795
4,685	3 mo. Cash Dividends on Common Stock + 2.50%, 2.50%, 1/15/19	6,323,766

		10,898,561

	Transportation—1.3%
3,010	Aegean Marine Petroleum Network, Inc., 4.25%, 12/15/21	2,118,140
3,440	Echo Global Logistics, Inc., 2.50%, 5/1/20	3,537,473
3,555	Teekay Corp., 5.00%, 1/15/23 (a)(b)	3,433,696

		9,089,309

	Total Convertible Bonds & Notes (cost-$210,762,463)	216,857,722

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2018 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—26.4%
	Banks—3.9%
9,140	Bank of America Corp., 7.25%, Ser. L (e)	$11,571,240
12,835	Wells Fargo & Co., 7.50%, Ser. L (e)	16,133,595

		27,704,835

	Chemicals—0.9%
51,505	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19, Ser. A	6,524,911

	Commercial Services & Supplies—0.7%
110,120	Stericycle, Inc., 5.25%, 9/15/18	5,256,028

	Diversified Financial Services—0.2%
21,530	AMG Capital Trust II, 5.15%, 10/15/37	1,283,246

	Diversified Telecommunication Services—0.2%
117,480	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	1,473,199

	Electric Utilities—2.0%
228,650	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	10,072,032
71,590	NextEra Energy, Inc., 6.123%, 9/1/19	4,051,994

		14,124,026

	Electronic Equipment, Instruments & Components—0.9%
76,780	Belden, Inc., 6.75%, 7/15/19	6,033,372

	Equity Real Estate Investment Trusts (REITs)—5.3%
7,795	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	8,142,111
476,235	RLJ Lodging Trust, 1.95%, Ser. A (e)	12,182,091
309,935	Sutherland Asset Management Corp., 7.00%, 8/15/23	7,969,978
149,485	Welltower, Inc., 6.50%, Ser. I (e)	8,664,151

		36,958,331

	Gas Utilities—1.5%
184,475	South Jersey Industries, Inc., 7.25%, 4/15/21	10,183,020

	Hand/Machine Tools—1.6%
104,940	Stanley Black & Decker, Inc., 5.375%, 5/15/20	11,184,579

	Healthcare-Products—2.1%
249,440	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	14,521,599

	Insurance—1.8%
120,100	Assurant, Inc., 6.50%, 3/15/21, Ser. D	12,587,681

	Multi-Utilities—1.2%
86,080	Sempra Energy, 6.00%, 1/15/21, Ser. A	8,538,275

	Oil, Gas & Consumable Fuels—2.8%
120,125	Anadarko Petroleum Corp., 7.50%, 6/7/18	3,944,905
130,590	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	4,275,517
91,750	Nabors Industries Ltd., 6.00%, 5/1/21	4,715,950
173,845	Sanchez Energy Corp., 6.50%, Ser. B (e)	3,165,717
47,645	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	3,607,679

		19,709,768

	Pharmaceuticals—1.3%
23,315	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	9,369,133

	Total Convertible Preferred Stock (cost-$198,821,118)	185,452,003

PREFERRED STOCK (a)(d)(f)(i)(j)—1.1%
	Media—1.1%
3,554	LiveStyle, Inc., Ser. A	483,522
76,572	LiveStyle, Inc., Ser. B	7,657,200
5,000	LiveStyle, Inc., Ser. B	50

	Total Preferred Stock (cost-$12,855,447)	8,140,772

COMMON STOCK (a)(d)(f)(i)—0.3%
	Advertising—0.3%
133,715	Affinion Group Holdings, Inc., Class A (h) (acquisition cost-$2,371,020; purchased 11/9/15-11/12/15)	1,700,855

	Aerospace & Defense—0.0%
6,354	Erickson, Inc.	205,298

	Media—0.0%
90,407	LiveStyle, Inc. (j)	9

	Total Common Stock (cost-$7,842,203)	1,906,162

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2018 (unaudited) (continued)

Units		Value*
WARRANTS (d)(f)(i)—0.0%
	Commercial Services—0.0%
1,562,241	Cenveo, Inc., strike price $12.00, expires 6/10/24 (b)	$2

	Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C (a)(j)	2

	Total Warrants (cost-$183,305)	4

Principal Amount (000s)
	Repurchase Agreements—3.9%
$27,105	State Street Bank and Trust Co., dated 5/31/18, 0.28%, due 6/1/18, proceeds $27,105,211; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $27,647,718 including accrued interest (cost-$27,105,000)	27,105,000

	Total Investments (cost-$738,627,299) (k)—100.0%	702,214,503

	Liabilities in excess of other assets	(7,122,706)

	Preferred Shares	(274,000,000)

	Net Assets Applicable to Common Shareholders	$421,091,797

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $133,662,746, representing 19.0% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $123,615,812, representing 17.6% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $10,046,938 representing 1.4% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)	Restricted. The aggregate acquisition cost of such securities is $14,467,923. The aggregate value is $2,029,497, representing 0.3% of total investments.

(i)	Non-income producing.

(j)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.2% of total investments.

(k)	At May 31, 2018, the cost basis of portfolio securities for federal income tax purposes was $743,220,393. Gross unrealized appreciation was $34,588,616; gross unrealized depreciation was $75,594,506; and net unrealized depreciation was $41,005,890. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund’s generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Media	—	$14,400,360	$72	$14,400,432
All Other	—	248,352,408	—	248,352,408
Convertible Bonds & Notes	—	216,857,722	—	216,857,722
Convertible Preferred Stock:
Diversified Financial Services	—	1,283,246	—	1,283,246
Equity Real Estate Investment Trusts	—	8,142,111	—	8,142,111
Hand/Machine Tools	—	11,184,579	—	11,184,579
Healthcare-Products	—	14,521,599	—	14,521,599
Oil, Gas & Consumable Fuels	$16,544,051	3,165,717	—	19,709,768
Pharmaceuticals	—	9,369,133	—	9,369,133
All Other	121,241,567	—	—	140,568,257
Preferred Stock	—	—	8,140,772	8,140,772
Common Stock	—	—	1,906,162	1,906,162
Warrants	—	—	4	4
Repurchase Agreements	—	27,105,000	—	27,105,000

Totals	$137,785,618	$554,381,875	$10,047,010	$702,214,503

At May 31, 2018, securities valued at $19,326,690 were transferred from Level 1 to Level 2. This transfer was result of securities with an exchange-traded closing price at February 28, 2018, using an exchange mean price at May 31, 2018.

At May 31, 2018, security valued $6,524,911 was transferred from Level 2 to Level 1. This transfer was result of security with an exchange mean price at February 28, 2018, using an exchange-traded closing price at May 31, 2018.

	Beginning Balance 2/28/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 5/31/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Media	$—	$—	$—	$—	$—	$—	$72	$—	$72
Preferred Stock:
Media	8,491,150	—	(650,957)	—	181,840	118,739	—	—	8,140,772
Common Stock:
Advertising	2,024,445	—	—	—	—	(323,590)	—	—	1,700,855
Aerospace & Defense	199,452	—	—	—	—	5,846	—	—	205,298
Media	9	—	—	—	—	—	—	—	9
Warrants:
Commercial Services	273	—	—	—	—	(271)	—	—	2
Media	2	—	—	—	—	—	—	—	2

Totals	$10,715,331	$—	$(650,957)	$—	$181,840	$(199,276)	$72	$—	$10,047,010

*	At May 31, 2018, a security valued at $72 was transferred from Level 2 to Level 3. The transfer was due to uncertainty regarding receipt of updated financial statements and data related to a current evaluated price.

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2018 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2018:

	Ending Balance at 5/31/18	Valuation Technique Used	Unobservable Inputs	Input Values (Range)
Investments In Securities - Assets
Preferred Stock	$483,522	Market and Company Comparables	EV Multiples	0.69x (0.30x - 1.16x)
			Applicable Liquidity Multiple	1.60
			Illiquidity Discount	30%
	$7,567,200		EV Multiples	0.69x (0.30x - 1.16x)
			Illiquidity Discount	30%
Common Stock	$1,700,855	Market and Company Comparables	EV Multiples	4.00x (0.51x - 12.15x)
			Illiquidity Discount	30%
				0%
	$205,298	Market and Company Comparables	EV Multiples	0.73x (0.48x - 1.10x)
			M&A Transaction Multiples	0.87x(0.32x - 2.12x)
			Illiquidity Discount	40%

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2018 was $(189,893).

Glossary:

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: July 20, 2018

By	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: July 20, 2018

By	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2018